Share capital and capital risk management (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of detailed information about changes in equity
The following chart shows a reconciliation of the movements in equity of the Company from April 4, 2018 through December 31, 2018 and for the year ended December 31, 2019:

	Serie A- Publicly traded shares	Serie A- Private Offering	Serie B	Serie C	Total
Balances as of April 4, 2018	—	—	25	—	25
Number of shares	—	—	16,250,000	2	16,250,002

Net value of Series A shares on April 4, 2018	627,582	90,238	—	—	717,820
Number of shares	65,000,000	9,500,000	—	—	74,500,000
Net value of Series A shares redeemed on April 4, 2018	(204,590)	—	—	—	(204,590)
Number of shares	(20,340,685)	—	—	—	(20,340,685)
Net value of Series B shares converted into Series A shares on April 4, 2018	25	—	(25)	—	—
Number of shares	16,250,000	—	(16,250,000)	—	—

Balance as of December 31, 2018	423,017	90,238	—	—	513,255
Number of shares	60,909,315	9,500,000	—	2	70,409,317

Net value of Series A shares on February 13, 2019	55,000	—	—	—	55,000
Number of shares	5,500,000	—	—	—	5,500,000
Net value of Series A shares on July 25, 2019	91,143	—	—	—	91,143
Number of shares	10,906,257	—	—	—	10,906,257
Series A shares granted for the LTIP	—	1	—	—	1
Number of shares	—	317,932	—	—	317,932

Balance as of December 31, 2019	569,160	90,239	—	—	659,399
Number of shares	77,315,572	9,817,932	—	2	87,133,506

Summary of financial leverage ratios
Financial leverage ratios as at December 31, 2019 and 2018, is as follows:

	Sucessor- December 31, 2019	Sucessor- December 31, 2018
Total borrowings and leases liabilities	468,180	304,767
Less: cash, bank balances and short-term investments	(260,028)	(80,908)

Net debt	208,152	223,859
Total shareholders’ equity	603,716	479,657

Leverage ratio	34.00%	47.00%